Servicing Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
Transfers And Servicing [Abstract]
Servicing fees	$ 959	$ 2,954	$ 1,906